Stock-based compensation	12 Months Ended
Dec. 31, 2017
Disclosure Text Block
Stock-based Compensation

Note 38 - Stock-based compensation

Incentive Plan

In April 2004, the Corporation’s shareholders adopted the Popular, Inc. 2004 Omnibus Incentive Plan (the Incentive Plan”). The Incentive Plan permits the granting of incentive awards in the form of Annual Incentive Awards, Long-term Performance Unit Awards, Stock Options, Stock Appreciation Rights, Restricted Stock, Restricted Units or Performance Shares. Participants in the Incentive Plan are designated by the Compensation Committee of the Board of Directors (or its delegate as determined by the Board). Employees and directors of the Corporation and/or any of its subsidiaries are eligible to participate in the Incentive Plan.

Under the Incentive Plan, the Corporation has issued restricted shares, which become vested based on the employees’ continued service with Popular. Unless otherwise stated in an agreement, the compensation cost associated with the shares of restricted stock is determined based on a two-prong vesting schedule. The first part is vested ratably over five years commencing at the date of grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining 55 years of age and 10 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining 55 years of age and 10 years of service. The vesting schedule for restricted shares granted on or after 2014 was modified as follows: the first part is vested ratably over four years commencing at the date of the grant (the “graduated vesting portion”) and the second part is vested at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service (the “retirement vesting portion”). The graduated vesting portion is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service.

The following table summarizes the restricted stock and performance shares activity under the Incentive Plan for members of management.

(Not in thousands)	Shares	Weighted-average grant date fair value
Non-vested at January 1, 2015	628,009	$27.13
Granted	323,814	33.37
Vested	(430,646)	30.45
Forfeited	(25,446)	28.65
Non-vested at December 31, 2015	495,731	$28.25
Granted	344,488	25.86
Performance Shares Quantity Adjustment	39,566	24.37
Vested	(487,784)	27.72
Forfeited	(8,019)	29.13
Non-vested at December 31, 2016	383,982	$26.35
Granted	212,200	42.57
Performance Shares Quantity Adjustment	(232,989)	29.10
Vested	(67,853)	48.54
Non-vested at December 31, 2017	295,340	$30.75

During the year ended December 31, 2017, 138,516 shares of restricted stock (2016 - 279,890; 2015 - 231,830) were awarded to management under the Incentive Plan.

Beginning in 2015, the Corporation authorized the issuance of performance shares, in addition to restricted shares, under the Incentive Plan. The performance share awards consist of the opportunity to receive shares of Popular, Inc.’s common stock provided that the Corporation achieves certain goals during a three-year performance cycle. The goals will be based on two metrics weighted equally: the Relative Total Shareholder Return (“TSR”) and the Absolute Earnings per Share (“EPS”) goals. The TSR metric is considered to be a market condition under ASC 718. For equity settled awards based on a market condition, the fair value is determined as of the grant date and is not subsequently revised based on actual performance. The EPS performance metric is considered to be a performance condition under ASC 718. The fair value is determined based on the probability of achieving the EPS goal as of each reporting period. The TSR and EPS metrics are equally weighted and work independently. The number of shares that will ultimately vest ranges from 50% to a 150% of target based on both market (TSR) and performance (EPS) conditions. The performance shares vest at the end of the three-year performance cycle. The vesting is accelerated at termination of employment after attaining the earlier of 55 years of age and 10 years of service or 60 years of age and 5 years of service. During the year ended December 31, 2017, 73,684 performance shares (2016 - 64,598; 2015 - 91,984) were granted under this plan.

During the year ended December 31, 2017, the Corporation recognized $ 5.6 million of restricted stock expense related to management incentive awards, with a tax benefit of $ 1.1 million (2016 - $ 7.3 million, with a tax benefit of $ 1.4 million; 2015 - $ 10.7 million, with a tax benefit of $ 1.6 million). During the year ended December 31, 2017, the fair market value of the restricted stock vested was $4.4 million at grant date and $6.4 million at vesting date. This triggers a windfall of $0.8 million that was recorded as a reduction on income tax expense. During the year ended December 31, 2017 the Corporation recognized $1.2 million of performance shares expense, with a tax benefit of $ 0.1 million (2016 - $1.5 million, with a tax benefit of $ 0.1 million; 2015 - $2.2 million, with a tax benefit of $0.2 million). The total unrecognized compensation cost related to non-vested restricted stock awards to members of management at December 31, 2017 was $ 8.0 million and is expected to be recognized over a weighted-average period of 2.3 years.

The following table summarizes the restricted stock activity under the Incentive Plan for members of the Board of Directors:

(Not in thousands)	Restricted stock	Weighted-average grant date fair value
Nonvested at January 1, 2015	-	-
Granted	22,119	$32.29
Vested	(22,119)	32.29
Forfeited	-	-
Non-vested at December 31, 2015	-	-
Granted	40,517	$29.77
Vested	(40,517)	29.77
Forfeited	-	-
Non-vested at December 31, 2016	-	-
Granted	25,771	$38.42
Vested	(25,771)	38.42
Forfeited	-	-
Non-vested at December 31, 2017	-	-

During the year ended December 31, 2017, the Corporation granted 25,771 shares of restricted stock to members of the Board of Directors of Popular, Inc., which became vested at grant date (2016 - 40,517; 2015 – 22,119). During this period, the Corporation recognized $1.3 million of restricted stock expense related to these restricted stock grants, with a tax benefit of $0.1 million (2016 - $1.1 million, with a tax benefit of $ 0.1 million; 2015 - $0.5 million, with a tax benefit of $0.1 million). The fair value at vesting date of the restricted stock vested during the year ended December 31, 2017 for directors was $ 1.0 million.